Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Summary of current and non-current trade and other receivables

	2018	2017
Non-current
Trade receivables	—	6,597
Trade receivables	—	6,597
Advances to suppliers	2,343	2,363
Income tax credits	4,429	6,955
Non-income tax credits (i)	15,998	1,863
Judicial deposits	2,908	3,191
Receivable from disposal of subsidiary (Note 21)	10,944	—
Other receivables	2,198	1,138
Non-current portion	38,820	22,107
Current
Trade receivables	60,167	43,078
Receivables from related parties (Note 31)	8,337	10,218
Less: Allowance for trade receivables	(2,503)	(1,002)
Trade receivables – net	66,001	52,294
Prepaid expenses	9,396	11,565
Advances to suppliers	43,365	36,497
Income tax credits	2,560	2,046
Non-income tax credits (i)	28,232	38,865
Receivable from disposal of subsidiary (Note 21)	3,709	—
Cash collateral	1,505	380
Receivables from related parties (Note 31)	324	176
Other receivables	3,594	8,284
Subtotal	92,685	97,813
Current portion	158,686	150,107
Total trade and other receivables, net	197,506	172,214

(i) Includes US$ 575 (2017: 1,086) reclassified from property, plant and equipment.

Summary of carrying amounts of trade and other receivables by currency
The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in U.S. Dollars):

	2018	2017
Currency
U.S. Dollar	52,342	50,400
Argentine Peso	42,896	48,911
Uruguayan Peso	534	415
Brazilian Reais	101,734	72,488
	197,506	172,214

Disclosure of reconciliation of changes in allowance for trade receivables
Movements on the Group’s allowance for trade receivables are as follows:

	2018	2017	2016
At January 1	1,002	643	481
Charge of the year	2,468	758	387
Unused amounts reversed	(237)	(133)	(178)
Used during the year	(281)	(193)	—
Exchange differences	(449)	(73)	(47)
At December 31	2,503	1,002	643